Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Document Fiscal Year Focus
Document Fiscal Period Focus
Entity Information [Line Items]
Entity Registrant Name	Park National Corporation
Entity Central Index Key	0000805676